Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000231973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	$ 10,000		$ 11,728	$ 12,572	$ 13,680	$ 12,362	$ 18,286	$ 17,375	$ 19,398	$ 22,752	$ 25,589	$ 30,355
C000109288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		11,738	12,600	13,729	12,434	18,416	17,492	19,524	22,869	25,710	30,510
C000109289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		11,728	12,572	13,680	12,362	18,286	17,362	19,340	22,608	25,387	30,086
C000109287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		11,606	12,316	13,267	11,875	17,386	16,324	18,013	20,853	23,354	27,596
C000109286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,425		11,019	11,781	12,787	11,529	17,004	16,102	17,884	20,872	23,376	27,622
C000143754 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,425.07		10,821.81	12,050.27	12,898.98	12,746.48	17,597.4	15,583.87	18,070.34	19,707.56	21,778.21	25,612.65
C000143755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		11,398.15	12,595.92	13,378.34	13,126.12	17,990.69	15,805.17	18,192.14	19,683.73	21,751.88	25,581.68
C000143756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		11,512.5	12,850.27	13,789.98	13,662.02	18,906.22	16,790.05	19,516.82	21,328.16	23,643.19	27,867.94
C000143757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		11,531.27	12,880.73	13,837.29	13,721.91	19,017	16,896.13	19,657.72	21,514.87	23,870.29	28,168.71
C000175946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,924.81	10,050.43	10,645.5	11,144.71	11,501.9	10,566.57	10,854.82	11,245.74	11,399.13	12,079.55
C000175945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		9,924.87	10,039.28	10,637.75	11,140.49	11,482.21	10,541.88	10,821.94	11,224.27	11,391.04	12,050.51
C000175944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		9,823.52	9,838.4	10,320.99	10,692.79	10,920.52	9,908.5	10,060.89	10,302.96	10,419.46	11,006.52
C000175943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,525		9,427.09	9,520.37	10,054.04	10,494.27	10,798.36	9,888.48	10,116.34	10,447.17	10,565.3	11,160.57
C000193583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,500		10,593	11,517	12,683	13,963	17,722	15,362	17,482	19,618	21,940	24,070
C000193584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		11,063	11,936	13,049	14,255	17,951	15,445	17,444	19,430	21,730	23,840
C000193585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		11,176	12,174	13,431	14,821	18,840	16,368	18,669	21,004	23,534	25,876
C000231974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		11,151	12,123	13,351	14,697	18,654	16,207	18,513	20,851	23,394	25,758
C000231975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		11,840.64	13,693.81	15,133.22	16,576.95	24,314.35	20,934.11	25,484.63	30,116.75	34,731.05	39,494.68
C000193589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		11,882.64	13,787.24	15,286.61	16,795.76	24,712.95	21,291.19	25,905.74	30,603.51	35,277.3	40,105.65
C000193588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		11,872.86	13,760.55	15,248.02	16,748.45	24,631.6	21,217.57	25,811.77	30,485.2	35,127.95	39,921.72
C000193587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		11,748.12	13,476.19	14,770.57	16,053.41	23,355.95	19,904.48	23,954.27	27,988.43	32,171.08	36,472.42
C000193586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,500		11,248.57	13,009.08	14,376.55	15,748.08	23,098.62	19,847.55	24,072.53	28,355.75	32,593.29	36,951.06
C000193591 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,500		11,809.65	13,586.86	13,487.52	12,028.33	19,780.85	16,230.3	18,794.68	21,127.11	23,144.98	28,375.52
C000193592 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		12,327.38	14,095.96	13,862.79	12,307.86	20,018.7	16,274.95	18,758.06	20,887.88	22,882.9	28,054.22
C000193593 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		12,476.22	14,415.18	14,301.88	12,821.88	21,105.91	17,347.42	20,180.03	22,729.33	24,957.32	30,711.28
C000193595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		12,428.49	14,361.07	14,230.18	12,754.64	21,013.46	17,294.65	20,151.79	22,727.21	24,984.96	30,757.56
C000193594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	10,000		12,496.98	14,446.26	14,361.59	12,875.94	21,255.37	17,486.49	20,348.26	22,935.41	25,206.74	31,070.66
C000193600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		11,727.62	12,129.31	12,082.22	11,370.16	15,557.52	12,675.77	14,899.09	15,485.33	19,872.96	28,993.18
C000193599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		11,762.43	12,166.47	12,108.91	11,378.68	15,555.13	12,659.74	14,869.61	15,438.93	19,794.08	28,853.26
C000193598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Accumulated Value	10,000		11,600.01	11,849.56	11,628.17	10,766.75	14,550	11,719.85	13,626.81	14,014.62	17,900.45	25,996.87
C000193597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	9,500		11,143.02	11,491.56	11,401.49	10,685.74	14,549.19	11,803.51	13,808.87	14,279.51	18,238.79	26,488.24
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,672
Bloomberg US 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Accumulated Value	10,000		11,854	13,612	14,815	15,809	22,843	19,606	23,306	28,710	33,051	40,703
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,802.97479	13,518.7895	14,873.25596	15,985.88267	22,871.40302	19,890.09526	23,741.50135	29,410.36643	34,017.33952	41,509.22256
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		9,951.261818	10,106.92936	10,784.72851	11,264.46125	11,733.69861	10,727.92737	11,069.82746	11,425.46531	11,552.63144	12,365.22827
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		9,969	9,929	10,710	11,646	11,608	10,413	10,315	10,587	11,230	11,656
Sixty Russell 1000 Index and 40 Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		11,044	11,987	13,126	14,389	17,866	15,815	17,599	20,249	22,738	26,053
Russell 3000 C000193586 Index [Member]
Account Value [Line Items]
Accumulated Value			11,850.956	13,602.30386	14,824.1282	15,792.07144	22,766.55428	19,609.84102	23,326.62071	28,720.91195	33,114.0033	40,671.78405
Bloomberg US 3000 C000193586 Index [Member]
Account Value [Line Items]
Accumulated Value				13,611.9482	14,815.24442	15,809.34732	22,842.92594	19,606.08334	23,305.75126	28,710.35498	33,051.36066	40,702.75065
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	10,000		12,460.06221	14,648.79065	14,164.00538	13,225.62507	21,428.91149	16,029.35802	18,002.05296	19,812.37033	21,334.19622	30,034.03943
Bloomberg World ex US Large And Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg World ex US Large & Mid Cap Index
Accumulated Value	10,000		12,040	12,926.144	13,105.8174	12,568.47889	17,137.12096	13,887.92283	15,483.64516	17,183.7494	20,141.07267	25,663.7548
MSCI All Country World Ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Ex USA Index
Accumulated Value	10,000		12,045.26161	12,921.88053	13,088.3895	12,459.90025	16,910.3695	13,626.30122	15,358.94446	17,144.19448	20,182.48602	25,764.47037
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		11,553	12,335	13,379	12,197	17,525	16,330	18,214	20,592	23,414	29,763
Bloomberg US 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Accumulated Value	10,000		11,709	12,775	13,482	12,262	17,843	17,414	19,058	21,864	24,618	31,068
Bloomberg US 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index
Accumulated Value	10,000		11,815	13,536.4455	14,883.32183	16,026.36094	22,922.50406	19,850.88851	23,674.16964	29,344.13327	33,877.80186	41,476.59282
Sixty Bloomberg US 1000 Index and 40 Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		11,050	11,996	13,131	14,410	17,890	15,797	17,570	20,223	22,685	26,045
Bloomberg US 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Index
Accumulated Value	$ 10,000		$ 12,334	$ 14,572.621	$ 13,896.45139	$ 12,948.7134	$ 21,961.01793	$ 16,580.56854	$ 18,610.03012	$ 20,351.92894	$ 21,978.04807	$ 30,971.46534